UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08989

INDUSTRY LEADERS® FUND
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80, Summit, New Jersey			07902-0080
(Address of principal executive offices)			(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(866)-459-2772

Date of fiscal year end:	June 30, 2008

Date of reporting period:	July 1, 2007 to December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Industry Leaders® Fund

Semi Annual Report

December 31, 2007

Dear Shareholder:

Thank you for the opportunity of managing your money using our patented investment strategy.

In our opinion, the Industry Leaders® Fund holds a higher quality portfolio than the S&P 500. The “Blue Chip” portfolio maintained by the Industry Leaders® Portfolio Strategy prevents the Fund from investing in companies with “weak” balance sheets. Over time we believe following a discipline that rigidly defines the term “Industry Leader” will assist our portfolio’s long term returns. Additionally, while following a disciplined investment strategy does not make the Industry Leaders® Fund immune to the ups and downs of the US equity markets; it does provide a historical, academic perspective to the Fund’s investment strategy.

During the first six months, of our tenth fiscal year ending on December 31, 2007, shares of the Industry Leaders® Fund Class D increased in value by 1.50%, Class I by 1.56% and Class L by 1.60%. In that same period, the S&P 500 decreased by 1.37% and the Lipper Large Core Equity Index decreased by 0.65%. The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders® Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USA Today (www.USAToday.com).

Since inception of the Fund on March 17, 1999, Class I shares had an average annual return of 5.42%, outperforming the Lipper Large Core Equity Index by an average of 2.93% per annum.

Gerald P. Sullivan

President

The following 8 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law.

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note that both share price and return can fluctuate widely. An investor’s shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

Cumulative Performance — Class D and Class I Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index® and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

Value of $10,000	ILF Class D	ILF Class I	S&P 500 Index	Lipper Large Core
Inception 3/17/99	10,000	10,000	10,000	10,000
June 30, 1999	10,770	10,770	10,547	10,422
December 31, 1999	10,401	10,419	11,360	11,296
June 30, 2000	10,289	10,368	11,311	11,510
December 31, 2000	10,308	10,366	10,326	10,464
June 30, 2001	10,026	10,104	9,635	9,648
December 31, 2001	9,781	9,864	9,099	9,121
June 30, 2002	9,098	9,179	7,903	7,994
December 31, 2002	8,281	8,370	7,089	7,184
June 30, 2003	9,067	9,172	7,922	7,913
December 31, 2003	10,584	10,721	9,121	8,966
June 30, 2004	10,873	11,028	9,435	9,167
December 31, 2004	11,717	11,875	10,113	9,709
June 30, 2005	11,672	11,840	10,031	9,612
December 31, 2005	12,309	12,490	10,610	10,264
June 30, 2006	12,849	13,032	10,897	10,487
December 31, 2006	14,581	14,783	12,285	11,639
June 30, 2007	15,443	15,665	13,140	12,492
December 31, 2007	15,675	15,909	12,960	12,410

Annual Investment Returns

	ILF Class D	ILF Class I	ILF Class L	S&P 500 Index	Lipper Large Core
1999*	4.01%	4.19%	n/a	13.60%	12.96%
2000	-0.89%	-0.51%	n/a	-9.10%	-7.37%
2001	-5.11%	-4.84%	n/a	-11.88%	-12.83%
2002	-15.34%	-15.15%	-14.85%	-22.09%	-21.23%
2003	27.81%	28.10%	28.44%	28.67%	24.80%
2004	10.70%	10.76%	11.11%	10.87%	8.29%
2005	5.05%	5.18%	5.62%	4.91%	5.72%
2006	18.46%	18.36%	18.84%	15.79%	13.39%
2007	7.51%	7.62%	7.76%	5.49%	6.63%

* Inception 3/17/99

* Inception Class D and Class I: 3/17/1999 (Class L Inception 11/30/01)

Cumulative Performance — Class L Share Inception Date 11/30/2001

Value of $10,000	ILF Class L	S&P 500 Index	Lipper Large Core
November 30, 2001	10,000	10,000	10,000
December 31, 2001	10,245	10,088	10,113
June 30, 2002	9,550	8,761	8,864
December 31, 2002	8,724	7,859	7,966
June 30, 2003	9,574	8,783	8,775
December 31, 2003	11,204	10,112	9,942
June 30, 2004	11,540	10,460	10,165
December 31, 2004	12,449	11,211	10,766
June 30, 2005	12,437	11,121	10,658
December 31, 2005	13,148	11,762	11,381
June 30, 2006	13,743	12,080	11,628
December 31, 2006	15,625	13,620	12,905
June 30, 2007	16,572	14,567	13,851
December 31, 2007	16,838	14,368	13,761

Comparative Average Annual Return Performance
The Industry Leaders® Fund Class D, I and L (a) (b)

	ILF Class D	ILF Class I	ILF Class L	S&P 500 Index	Lipper Large Core
1 Year	7.51%	7.62%	7.76%	5.49%	6.63%
3 Year	10.19%	10.24%	10.59%	8.62%	8.53%
5 Year	13.61%	13.71%	14.06%	12.82%	11.55%
Since Inception*	5.24%	5.42%		2.99%	2.48%
Since Inception**			8.94%	6.14%	5.39%

* Inception date 3/17/1999 Class D & I
** Inception date 11/30/2001 Class L

1 year period 12/31/06 to 12/31/07

3 year period 12/31/04 to 12/31/07

5 year period 12/31/02 to 12/31/07

(a) Past performance is not indicative of future performance.

(b) All Classes of the Industry Leaders® Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index®. The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. The S&P 500 Index ® and the Lipper Large Core Fund Index are considered comparative benchmarks of the Fund. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

About the Fund’s Expenses

(Unaudited)

As a shareholder of the Industry Leaders® Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders® Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2007 through December 31, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders® Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The Industry Leaders® Fund does not currently have sales charges (loads), redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

Six Months Ended December 31, 2007

	Beginning Account Value July 1,	Ending Account Value December 31,	Expenses Paid During	Annualized Expense
Industry Leaders® Fund	2007	2007	Period*	Ratio	Total Return
Based on Actual Fund Return (semiannual return – not annualized)
Class D	$1,000.00	$1,015.27	$4.25	0.83%	1.50%
Class I	1,000.00	1,015.77	4.25	0.83%	1.56%
Class L	1,000.00	1,016.27	2.97	0.58%	1.60%
Based on Hypothetical 5% Yearly Return (annualized return)
Class D	$1,000.00	$1,021.93	$4.22	0.83%	5.00	%**
Class I	1,000.00	1,021.93	4.22	0.83%	5.00	%**
Class L	1,000.00	1,022.49	2.95	0.58%	5.00	%**

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.83% for Class D & I Shares and 0.58% for Class L. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

** The 5.00%annualized rate of return is gross of fees.

Fund Portfolio Holdings- Broken down by Economic Sector

(Unaudited)

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2007 35.0%) and hypothetical sales (for 2007 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund’s performance- whether before or after taxes –does not indicate how it will perform in the future. .

After Tax Returns (Unaudited - continued)

Average Annual Total Returns (Unaudited)

Periods Ended December 31, 2007

				Since
	1 Year	3 Years	5 Years	Inception*
Industry Leaders® Fund Class D
Return before Taxes	7.51%	10.19%	13.61%	5.24%
Return After Taxes on Distributions	5.25%	8.56%	12.19%	4.24%
Return After Taxes on Distributions and
Sale of Fund Shares	3.41%	7.36%	10.68%	3.69%
Industry Leaders® Fund Class I
Return before Taxes	7.62%	10.24%	13.71%	5.42%
Return After Taxes on Distributions	5.36%	8.63%	12.27%	4.33%
Return After Taxes on Distributions and
Sale of Fund Shares	3.48%	7.42%	10.75%	3.76%
S&P 500 Index(1)	5.49%	8.62%	12.82%	2.99%
Lipper Large Core Equity Fund Index(2)	6.63%	8.53%	11.55%	2.48%

				Since
				Inception**
Industry Leaders® Fund Class L
Return before Taxes	7.76%	10.59%	14.06%	8.94%
S&P 500 Index(1)	5.49%	8.62%	12.82%	6.13%
Lipper Large Core Equity Fund Index(2)	6.63%	8.53%	11.55%	5.38%

* Inception date 3/17/1999 Class D & I
** Inception date 11/30/2001 Class L
(1) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflext deduction for fees, expenses or taxes.
(2) The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses.

Industry Leaders® Fund

Schedule of Investments -December 31, 2007 - Unaudited

Common Stocks - 99.80%

	Shares	Value
Information Economy - 15.66%

Hardware - 7.72%

Applied Materials, Inc.	5,770	102,475
Cisco Systems, Inc. (a)	20,300	549,521
Hewlett-Packard Company	11,575	584,306
Intel Corporation	21,900	583,854
International Business Machines Corporation	1,375	148,638
Texas Instruments Incorporated	1,330	44,422
Total Hardware		2,013,216

Media - 0.73%

Gannett Co., Inc.	3,260	127,140
The McGraw-Hill Companies Inc.	1,440	63,086
Total Media		190,226

Software - 2.83%

Microsoft Corporation	16,410	584,196
Oracle Corporation (a)	6,845	154,560
Total Software		738,756

Telecommunications - 4.38%

AT&T Inc.	14,090	585,580
Verizon Communications Inc.	12,760	557,484
Total Telecommunications		1,143,064

Total Information Economy		4,085,262

	Shares	Value
Manufacturing Economy - 35.18%

Consumer Goods - 6.79%

Archer Daniels Midland Company	11,360	527,445
Carnival Corporation	5,080	226,009
Coca-Cola Company	5,900	362,083
Nike Inc. - Class B	980	62,955
Procter & Gamble Company	6,380	468,420
The Estee Lauder Companies Inc.	720	31,399
VF Corporation	1,350	92,691
Total Consumer Goods		1,771,002

Energy - 10.97%

Apache Corporation	2,466	265,194
Chevron Corporation	6,308	588,726
ConocoPhillips Company	6,650	587,195
Exxon Mobil Corporation	6,308	590,997
Occidential Petroleum Corporation	4,370	336,446
Schlumberger Limited	5,030	494,801
Total Energy		2,863,359

	Shares	Value
Manufacturing Economy -continued

Industrial Materials - 14.54%

3M Company	2,650	223,448
Alcoa Inc.	8,350	305,193
Barrick Gold Corporation	5,360	225,388
Caterpillar Inc.	5,250	380,940
Emerson Electric Co.	4,800	271,968
General Dynamics Corporation	4,730	420,923
General Electric Company	15,745	583,667
Illinois Tool Works Inc.	1,810	96,907
Johnson Controls, Inc.	6,120	220,565
Leggett & Platt, Incorporated	3,830	66,795
Nucor Corporation	1,170	69,287
PACCAR Inc	780	42,494
Praxair, Inc.	2,120	188,065
The Dow Chemical Company	6,700	264,114
United Technologies Corporation	5,660	433,216
Total Industrial Materials		3,792,970

Utilities - 2.88%

California Water Service Group	330	12,217
FPL Group, Inc.	2,280	154,538
Southern Company	15,060	583,575
Total Utilities		750,330

Total Manufacturing Economy		9,177,661

	Shares	Value
Service Economy - 48.96%

Business Services - 3.35%

Cintas Corporation	3,830	128,765
Fluor Corporation	420	61,202
Google Inc.	470	324,996
Omnicom Group Inc.	1,130	53,709
United Parcel Service of America, Inc. - Class B	4,315	305,157
Total Business Services		873,829

Consumer Services - 5.86%

Lowe’s Companies Inc.	9,370	211,949
McDonald’s Corporation	3,010	177,319
SYSCO Corporation	1,885	58,831
Target Corporation	3,240	162,000
Walgreen Company	8,810	335,485
Wal-Mart Stores Inc.	12,275	583,431
Total Consumer Services		1,529,015

	Shares	Value
Service Economy - continued

Financial Services - 29.26%

Allstate Insurance Company	6,805	355,425
American International Group, Inc.	10,105	589,122
Bank of America Corporation	14,240	587,542
Berkshire Hathaway Inc “B” (a)	124	587,264
Citigroup Inc.	20,131	592,657
Everest RE Group, Ltd.	1,270	127,508
JP Morgan Chase & Co.	13,402	584,997
Loews Corporation	4,320	217,469
Manulife Financial Corporation	2,690	109,618
Merrill Lynch & Co.	3,870	207,742
MetLife Inc.	9,520	586,622
Morgan Stanley	3,950	209,785
Prudential Financial Inc.	1,210	112,578
The Goldman Sachs Group, Inc.	2,810	604,291
The Hartford Financial Services Group, Inc.	6,710	585,045
The Travelers Companies, Inc.	10,940	588,572
Wachovia Corporation	15,320	582,620
Wells Fargo & Co.	13,480	406,961
Total Financial Services		7,635,818

Healthcare Services - 10.49%

Amgen Inc. (a)	4,400	204,336
Merck & Co. Inc.	8,490	493,354
Pfizer Inc.	25,760	585,525
UnitedHealth Group Incorporated	8,608	500,986
Abbott Laboratories, Inc.	6,540	367,221
Johnson & Johnson	8,780	585,626
Total Healthcare Services		2,737,048

Total Service Economy		12,775,710

Total Common Stock (cost $23,338,375)		26,038,633

	Principal
	Amount
Money Market Securities - 0.54%
Fiduciary Money Market Fund, 2.50% (b) (Cost $142,134)	142,134	142,134

TOTAL INVESTMENTS - 100.34% (Cost $23,480,509)		26,180,767

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.34%		(88,890)

NET ASSETS - 100%		26,091,877

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2007
Sector breakdowns provided by Morningstar

Industry Leaders® Fund	December 31, 2007
Statement of Assets & Liabilities - Unaudited

Assets
Investment in Securities ($23,480,509)		$26,180,767
Cash		5,894
Dividends receivable		33,405
Receivable due Adviser		202
Receivable for fund shares sold		30,705
Receivable for investments sold		767,829
Total assets		27,018,802

Liabilities
Accrued investment advisory fee payable	$9,971
Accrued administration fee payable	6,251
Payable for fund shares purchased	27,535
Payable for investments purchased	883,168

Total liabilities		926,925

Net Assets		$26,091,877

Net Assets consist of:
Paid in capital		$23,285,540
Accumulated undistributed net investment income		(18,159)
Accumulated net realized gain on investments		124,238
Net unrealized appreciation on investments		2,700,258

Net Assets		$26,091,877

Class D:
Net Asset Value, offering price and redemption price per share ($2,971,789 / 241,547 shares)		$12.30

Class I:
Net Asset Value, offering price and redemption price per share ($12,858,251 / 1,053,469 shares)		$12.21

Class L:
Net Asset Value, offering price and redemption price per share ($10,261,837 / 820,105 shares)		$12.51

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Statement of Operations for semi annual period ending December 31, 2007

(Unaudited)

Investment Income
Dividend income		$276,807
Interest income		797
Total Income		277,604

Expenses
Administration fee Class - D	$5,670
Administration fee Class - I	24,417
Administration fee Class - L	6,580
Investment advisory fee	58,407
Total operating expenses		95,074
Net Investment Income		182,530

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	907,581
Change in net unrealized appreciation (depreciation) on investment securities	(689,958)
Net gain (loss) on investment securities		217,623
Net increase in net assets resulting from operations		$400,153

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	ended	Year ended
	December 31,	June 30,
	2007	2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$182,530	$261,789
Net realized gain on investment securities	907,581	690,187
Net realized loss on options	—	(996)
Change in net unrealized appreciation (depreciation)	(689,958)	2,318,558
Net increase in net assets resulting from operations	400,153	3,269,538
Distributions to shareholders
From net investment income
Class D	(35,992)	(24,116)
Class I	(151,632)	(66,923)
Class L	(149,398)	(34,417)
From net realized gain	(1,244,853)	(188,317)
Total distributions	(1,581,875)	(313,773)
Share Transactions net - increase (decrease)
Class D
Purchased	—	—
Redeemed	—	(66,711)
Reinvested Dividends	178,666	54,741
Total Class D	178,666	(11,970)
Class I
Purchased	808,983	2,710,629
Redeemed	(455,471)	(293,720)
Reinvested Dividends	772,690	183,171
Total Class I	1,126,202	2,600,080
Class L
Purchased	343,647	6,811,375
Redeemed	(676,754)	(54,793)
Reinvested Dividends	630,519	75,862
Total Class L	297,412	6,832,444
Net increase in net assets resulting from share transactions	1,602,280	9,420,554
Total increase (decrease) in net assets	420,558	12,376,319
	1,602,280	1,602,278
Net Assets
Beginning of period	25,671,319	13,295,000

End of period (including accumulated undistributed (overdistributed) net investment income of $(18,159) and $136,333 respectively	$26,091,877	$25,671,319

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Class D

Financial Highlights

	(Unaudited)
	Six Months
	ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$12.89		$10.94	$10.43	$10.15	$8.54	$8.66
Income from investment operations
Net investment income (a)	0.09		0.15	0.13	0.14	0.10	0.09
Net realized and unrealized gain / (loss)	0.11		2.05	0.90	0.61	1.60	(0.13)
Total from investment operations	0.20		2.20	1.03	0.75	1.70	(0.04)
Distributions
Net investment income	(0.16)		(0.11)	(0.11)	(0.14)	(0.09)	(0.08)
Net realized gains	(0.63)		(0.14)	(0.39)	(0.33)	—	—
From return of capital	—		—	(0.02)	—	—	—
Total Distributions	(0.79)		(0.25)	(0.52)	(0.47)	(0.09)	(0.08)

Net asset value, end of period	$12.30		$12.89	$10.94	$10.43	$10.15	$8.54

Total Return	1.50	%(b)	20.19%	10.08%	7.35%	19.92%	(0.35)%

Ratios and Supplemental Data
Net assets, end of period (000)	$2,972		$2,928	$2,495	$2,261	$2,111	$1,832
Ratio of expenses to average net assets after expense waiver	0.83	%(c)	0.82%	0.79%	0.79%	0.86%	0.95%
Ratio of expenses to average net assets before expense waiver	0.83	%(c)	0.82%	0.79%	0.79%	0.95%	0.95%
Ratio of net investment income to average net assets	1.31	%(c)	1.26%	1.22%	1.38%	1.00%	1.11%
Portfolio turnover rate	47.65%		41.85%	36.67%	72.95%	63.87%	64.13%

(a) Per share amounts were calculated using the average shares method

(b) For periods of less than a full year, total returns are not annualized.

(c) Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Class I

Financial Highlights

	(Unaudited)
	Six Months
	ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$12.79		$10.83	$10.33	$10.06	$8.46	$8.58
Income from investment operations
Net investment income (a)	0.09		0.15	0.14	0.14	0.12	0.11
Net realized and unrealized gain / (loss)	0.11		2.03	0.88	0.61	1.59	(0.13)
Total from investment operations	0.20		2.18	1.02	0.75	1.71	(0.02)
Distributions
Net investment income	(0.15)		(0.08)	(0.11)	(0.15)	(0.11)	(0.10)
Net realized gains	(0.63)		(0.14)	(0.39)	(0.33)	—	—
From return of capital	—		—	(0.02)	—	—	—
Total Distributions	(0.78)		(0.22)	(0.52)	(0.48)	(0.11)	(0.10)

Net asset value, end of period	$12.21		$12.79	$10.83	$10.33	$10.06	$8.46

Total Return	1.56	%(b)	20.20%	10.06%	7.36%	20.24%	(0.08)%

Ratios and Supplemental Data
Net assets, end of period (000)	$12,853		$12,327	$8,116	$2,817	$2,714	$1,772
Ratio of expenses to average net assets after expense waiver	0.83	%(c)	0.82%	0.79%	0.79%	0.64%	0.70%
Ratio of expenses to average net assets before expense waiver	0.83	%(c)	0.82%	0.79%	0.79%	0.70%	0.70%
Ratio of net investment income to average net assets	1.31	%(c)	1.25%	1.32%	1.38%	1.22%	1.36%
Portfolio turnover rate	47.65%		41.85%	36.67%	72.95%	63.87%	64.13%

(a) Per share amounts were calculated using the average shares method

(b) For periods of less than a full year, total returns are not annualized.

(c) Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Class L

Financial Highlights

	(Unaudited)
	Six Months
	ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$13.12		$11.10	$10.61	$10.31	$8.67	$8.79
Income from investment operations
Net investment income (a)	0.10		0.19	0.18	0.19	0.14	0.14
Net realized and unrealized gain / (loss)	0.12		2.08	0.91	0.62	1.63	(0.13)
Total from investment operations	0.22		2.27	1.09	0.81	1.77	0.01
Distributions
Net investment income	(0.20)		(0.11)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.63)		(0.14)	(0.39)	(0.33)	—	—
From return of capital	—		—	(0.02)	—	—	—
Total Distributions	(0.83)		(0.25)	(0.60)	(0.51)	(0.13)	(0.13)

Net asset value, end of period	$12.51		$13.12	$11.10	$10.61	$10.31	$8.67

Total Return	1.60	%(b)	20.59%	10.49%	7.78%	20.54%	0.26%

Ratios and Supplemental Data
Net assets, end of period (000)	$10,262		$10,416	$2,683	$2,672	$2,347	$1,603
Ratio of expenses to average net assets	0.58	%(c)	0.55%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets	1.55	%(c)	1.49%	1.62%	1.79%	1.47%	1.71%
Portfolio turnover rate	47.65%		41.85%	36.67%	72.95%	63.87%	64.13%

(a) Per share amounts were calculated using the average shares method

(b) For periods of less than a full year, total returns are not annualized.

(c) Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2007 (unaudited) – continued

NOTE 1.  ORGANIZATION

Industry Leaders® Fund (the “Fund” or “Trust”) was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company.  The Fund’s investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3).  Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund’s investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value.  The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees.  The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale.  Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid.  When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities.  Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. During the semi annual period July 1, 2007 to December 31, 2007 and as of the balance sheet date of December 31, 2007 the Fund only held securities with readily available market quotations.

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2007 (unaudited) – continued

Options Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of unfavorable change in the price of the security underlying the written option.

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.  This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

Effective December 31, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years of the effective date. The adoption of FIN 48 has no impact on the Fund’s net assets or results of operations.

As of and during the semi annual period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

FASB 157 –In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. SFAS No. 157 provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of SFAS No. 157 to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of SFAS No. 157 on the Fund’s financial statements.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2007 (unaudited) – continued

Other - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Adviser to manage the Fund’s investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund’s portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees. Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees.  For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund.  For the semi annual period ending December 31, 2007, the Adviser received from the Fund a fee of $58,407 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund’s classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Class D and I Shares.  The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Class L Shares.  For the semi annual period ending December 31, 2007, the Adviser received from the Fund a fee of $36,667 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities.  Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders® Fund has adopted a Distribution and Service Plan (the “Plan”) on September 27, 2006, in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of the Class D, I and L shares of the Fund. The purpose of the Plan is to allow the Adviser to use its revenues generated by the Fund, including management and administration fee paid to it by the Fund, as well as its past profits or other resources, to make payments to third parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2007 (unaudited) – continued

NOTE 4.  SHARE TRANSACTIONS

As of December 31, 2007, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2007 was $23,285,540.

Transactions in shares were as follows:

	Six months ended		Year ended
	December 31, 2007		June 30, 2007
	Shares	Dollars	Shares	Dollars
Class D:
Shares Sold	—	—	—	—
Shares issued in
reinvestment of dividend	14,467	178,666	4,476	54,741
Shares Redeemed	—	—	(5,456)	(66,711)
Total	14,467	$178,666	(980)	$(11,970)

	Six months ended		Year ended
	December 31, 2007		June 30, 2007
	Shares	Dollars	Shares	Dollars
Class I:
Shares Sold	62,461	808,983	223,624	2,710,629
Shares issued in
reinvestment of dividend	63,077	772,690	15,088	183,171
Shares Redeemed	(35,765)	(455,471)	(24,284)	(293,720)
Total	89,773	$1,126,202	214,428	$2,600,080

	Six months ended		Year ended
	December 31, 2007		June 30, 2007
	Shares	Dollars	Shares	Dollars
Class L:
Shares Sold	26,090	343,647	550,406	6,811,375
Shares issued in
reinvestment of dividend	50,201	630,519	6,103	75,862
Shares Redeemed	(50,177)	(676,754)	(4,154)	(54,793)
Total	26,114	$297,412	552,355	$6,832,444

NOTE 5.  INVESTMENTS

For the semi annual period ending December 31, 2007, purchases and sales of investment securities, other than short-term investments, aggregated $12,510,896 and $12,309,599, respectively. As of December 31, 2007, the gross unrealized appreciation for all securities on a tax basis totaled $4,066,309 and the gross unrealized depreciation for all securities totaled $1,388,409 for a net unrealized appreciation of $2,677,900. The aggregate cost of securities for federal income tax purposes at December 31, 2007, was $23,502,867.  The difference between book cost of securities and tax cost of securities is due to wash sales of $22,358.

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2007 (unaudited) – continued

NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, National Financial Services LLC owns 78.9% of the Fund for the exclusive benefit of their account holders.

NOTE 7.  DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2008 and 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary Income	$337,022	$125,456
Long-Term Capital Gain	733,082	188,317
Short-Term Capital Gain	511,771	0
	$1,581,875	$313,773

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$393,687
Undistributed Long-Term Capital Gain	241,520
Unrealized Appreciation	3,352,852
$3,988,059

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of $37,364 of wash sales.

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2007 (unaudited) – continued

SECURITY PROXY VOTING (Unaudited)

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC’s website at http://www.SEC.gov.

PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Only effective for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Semiannual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The text of the Code of Ethics pursuant to Item 2 of Form N-CSR is available on the Fund’s website at: http://www.ILfund.com/COE.pdf.

(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)	The Industry Leaders® Fund

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, President

Date: March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Gerald P. Sullivan
Gerald P. Sullivan, President

Date:	March 10, 2008

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, Treasurer

Date:	March 10, 2008

* Print the name and title of each signing officer under his or her signature.